Capitalized Commission Assets (Details) - Schedule of Capitalized Commission Assets - ZAR (R) R in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Schedule of Capitalized Commission Assets [Abstract]
Cost	R 702,540	R 537,367
Accumulated amortization	(328,019)	(250,313)
Carrying value	R 374,521	R 287,054